Shareholder Report, Holdings (Details) - Leatherback Long/Short Alternative Yield ETF [Member]	Aug. 31, 2026
Hecla Mining Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Barrick Mining Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Alamos Gold, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Essential Utilities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Comcast Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Old Republic International Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Keurig Dr Pepper, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AGNC Investment Corp. Series F, 8.75% (3 Mo. Term SOFR + 4.96%), Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Lamb Weston Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
Percent of Total Short Exposure	17.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Media Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Percent of Total Short Exposure	8.40%
Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Percent of Total Short Exposure	4.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Percent of Total Short Exposure	3.80%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Percent of Total Short Exposure	4.30%
Consumer Finance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Percent of Total Short Exposure	3.40%
Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Short Exposure	16.30%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	17.10%
Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	8.90%
Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	7.00%
Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	5.20%
Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	4.20%